Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
18	Related party transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

The Company did not have related party balances as of December 31, 2023 and 2024.

Details of related party transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:

Transactions with related parties

		For the year ended December 31,
		2022	2023	2024
		RMB	RMB	RMB	US$
Services provided to:	(i)
Guangzhou Tianlang Network Technology Co., Ltd.		400	—	—	—
(i)	The Company entered into agreements with Guangzhou Tianlang Network Technology Co., Ltd. to provide advertising services and JG Alliance service in 2022. Guangzhou Tianlang Network Technology Co., Ltd. has been deregistered in 2023.